Average Annual Total Returns - SA T Rowe Price Asset Allocation Growth Portfolio	Class 1 1 Year	Class 1 Since Inception	Class 1 Inception Date	Class 3 1 Year	Class 3 Since Inception	Class 3 Inception Date	MSCI EAFE® Index (net) 1 Year	MSCI EAFE® Index (net) Since Inception	Russell 2000® Index (reflects no deduction for fees, expenses or taxes) 1 Year	Russell 2000® Index (reflects no deduction for fees, expenses or taxes) Since Inception	S&P 500® Index (reflects no deduction for fees, expenses or taxes) 1 Year	S&P 500® Index (reflects no deduction for fees, expenses or taxes) Since Inception	Bloomberg Barclays U.S. Government/Credit Bond Index (reflects no deduction for fees, expenses or taxes) 1 Year	Bloomberg Barclays U.S. Government/Credit Bond Index (reflects no deduction for fees, expenses or taxes) Since Inception	S&P MidCap 400® Index (reflects no deduction for fees, expenses or taxes) 1 Year	S&P MidCap 400® Index (reflects no deduction for fees, expenses or taxes) Since Inception	Blended Index 1 Year	Blended Index Since Inception
Total	17.29%	11.56%	Oct. 06, 2017	17.05%	11.31%	Oct. 06, 2017	7.82%	5.30%	19.96%	10.09%	18.40%	14.87%	8.92%	5.70%	13.66%	9.38%	15.28%	11.47%